Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments [Abstract]
Carrying amount and fair value of the Company's financial instruments

As of December 31, 2012

(Dollar amounts in thousands)
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I)	Significant Other Observable Inputs (Levell II)	Significant Unobservable Inputs (Level III)	Total Fair Value
Financial assets:
Cash and cash equivalents	$15,064	$15,064	$-	$-	$15,064
Securities	1,110,776	1,818	1,072,779	36,179	1,110,776
Securities receivable	1,277	1,277	-	-	1,277
Loans receivable	672,086	-	-	702,206	702,206
Accrued interest receivable	8,068	8,068	-	-	8,068
FHLB stock	15,077	15,077	-	-	15,077
Bank owned life insurance	30,025	30,025	-	-	30,025
Interest rate cap contracts	90	-	90	-	90
Financial liabilities:
Deposits	1,178,057	546,298	-	641,430	1,187,728
Borrowed funds	484,556	-	260,333	249,550	509,883
Junior subordinated notes	46,393	-	25,001	-	25,001
Advance payment by borrowers for taxes and insurance	2,619	2,619	-	-	2,619
Accrued interest payable	1,344	1,344	-	-	1,344
Interest rate swap contracts	5,743	-	5,743	-	5,743

As of December 31, 2011
(Dollar amounts in thousands)
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I)	Significant Other Observable Inputs (Levell II)	Significant Unobservable Inputs (Level III)	Total Fair Value
Financial assets:
Cash and cash equivalents	$38,848	$38,848	$-	$-	$38,848
Securities	1,130,116	2,103	1,092,224	35,789	1,130,116
Securities receivable	1,148	1,148	-	-	1,148
Loans receivable	648,921	-	-	679,819	679,819
Accrued interest receivable	9,227	9,227	-	-	9,227
FHLB stock	21,256	21,256	-	-	21,256
Bank owned life insurance	30,802	30,802	-	-	30,802
Interest rate cap contracts	532	-	532	-	532
Financial liabilities:
Deposits	1,156,410	492,794	-	675,644	1,168,438
Borrowed funds	560,567	-	263,288	331,588	594,876
Junior subordinated notes	46,393	-	20,361	-	20,361
Advance payment by borrowers for taxes and insurance	2,519	2,519	-	-	2,519
Accrued interest payable	1,676	1,676	-	-	1,676
Interest rate swap contracts	5,531	-	5,531	-	5,531